Restricted cash and cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Restricted cash and cash and cash equivalents [Abstract]
Restricted cash and cash and cash equivalents
18	Restricted cash and cash and cash equivalents

	2024	2025
	RMB’000	RMB’000
Restricted cash	1,012	5,102

	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	42,829	60,202
Cash on hand	7	57
Total	42,836	60,259

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents	42,836	60,259

The carrying amounts of the Group’s restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2024	2025
	RMB’000	RMB’000
RMB	42,738	59,651
US dollars	98	819
Hong Kong dollars	—	159
	42,836	60,259

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.